Consolidated Supplementary Insurance Information (Income Statement Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 48,052	$ 49,013	$ 47,125
Net Investment Income	19,281	21,153	22,232
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	44,324	46,045	46,286
Amortization of DAC and VOBA Charged to Other Expenses	3,936	4,132	3,550
Other Operating Expenses (1)	14,221	14,335	14,311
U.S.
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	21,804	21,152	20,203
Net Investment Income	6,046	6,001	5,859
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	22,038	21,292	20,594
Amortization of DAC and VOBA Charged to Other Expenses	471	458	439
Other Operating Expenses (1)	3,197	3,080	2,885
Asia
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	8,491	9,270	9,525
Net Investment Income	2,859	3,279	4,363
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	6,817	7,748	9,200
Amortization of DAC and VOBA Charged to Other Expenses	1,265	1,394	1,527
Other Operating Expenses (1)	1,619	1,724	1,830
Latin America
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	3,702	4,038	3,694
Net Investment Income	1,046	1,257	1,215
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	2,853	3,310	2,699
Amortization of DAC and VOBA Charged to Other Expenses	271	313	305
Other Operating Expenses (1)	1,075	1,192	1,124
EMEA
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	2,455	2,832	2,698
Net Investment Income	347	1,238	1,091
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	1,109	1,978	1,743
Amortization of DAC and VOBA Charged to Other Expenses	492	626	699
Other Operating Expenses (1)	998	1,176	1,037
MetLife Holdings
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	6,116	5,964	5,795
Net Investment Income	5,867	6,012	5,887
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	7,226	7,087	7,002
Amortization of DAC and VOBA Charged to Other Expenses	701	199	456
Other Operating Expenses (1)	3,597	3,636	3,583
Brighthouse Financial
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	5,684	5,771	5,233
Net Investment Income	3,098	3,078	3,349
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	4,432	4,545	4,948
Amortization of DAC and VOBA Charged to Other Expenses	737	1,150	124
Other Operating Expenses (1)	2,258	2,285	2,347
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	(200)	(14)	(23)
Net Investment Income	18	288	468
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	(151)	85	100
Amortization of DAC and VOBA Charged to Other Expenses	(1)	(8)	0
Other Operating Expenses (1)	$ 1,477	$ 1,242	$ 1,505